Scheduled Payments for Next Five Years (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
2014	$ 13,500,000
2015
2016
2017
2018	20,000,000
Thereafter
Advance Amount	$ 33,500,000	$ 68,500,000